Schedule of investments

Delaware Equity Income Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.09%
Communication Services - 6.02%
AT&T	345,300	$13,494,324
Verizon Communications	215,900	13,256,260
		26,750,584
Consumer Discretionary - 5.66%
Dollar Tree †	120,800	11,361,240
Lowe’s	115,000	13,772,400
		25,133,640
Consumer Staples - 9.17%
Archer-Daniels-Midland	293,600	13,608,360
Conagra Brands	397,300	13,603,552
Mondelez International Class A	246,000	13,549,680
		40,761,592
Energy - 12.12%
ConocoPhillips	211,600	13,760,348
Halliburton	547,300	13,392,431
Marathon Oil	993,200	13,487,656
Occidental Petroleum	321,100	13,232,531
		53,872,966
Financials - 15.19%
Allstate	122,900	13,820,105
American International Group	252,600	12,965,958
Bank of New York Mellon	268,000	13,488,440
Marsh & McLennan	123,200	13,725,712
Truist Financial	239,200	13,471,744
		67,471,959
Healthcare - 21.25%
Abbott Laboratories	156,000	13,550,160
Cardinal Health	251,100	12,700,638
Cigna	68,100	13,925,769
CVS Health	179,100	13,305,339
Johnson & Johnson	93,100	13,580,497
Merck & Co.	148,600	13,515,170
Pfizer	352,900	13,826,622
		94,404,195
Industrials - 8.87%
Northrop Grumman	36,800	12,658,096
Raytheon	61,000	13,404,140
Waste Management	117,100	13,344,716
		39,406,952
Information Technology - 12.00%
Broadcom	40,900	12,925,218

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Schedule of investments

Delaware Equity Income Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cisco Systems	283,600	$13,601,456
Intel	228,800	13,693,680
Oracle	247,200	13,096,656
		53,317,010
Materials - 2.93%
DuPont de Nemours	203,100	13,039,020
		13,039,020
Real Estate - 2.81%
Equity Residential	154,400	12,494,048
		12,494,048
Utilities - 3.07%
Edison International	180,900	13,641,669
		13,641,669
Total Common Stock (cost $380,383,509)		440,293,635

Short-Term Investments – 0.61%
Money Market Mutual Funds - 0.61%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	536,297	536,297
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	536,297	536,297
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	536,297	536,297
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	536,297	536,297
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	536,297	536,297
Total Short-Term Investments (cost $2,681,485)		2,681,485

Total Value of Securities – 99.70%
(cost $383,064,994)		442,975,120

Receivables and Other Assets Net of Liabilities – 0.30%		1,353,392
Net Assets Applicable to 60,802,529 Shares Outstanding – 100.00%		$444,328,512

† Non-income producing security.

GS – Goldman Sachs

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